ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

The accounts receivable and allowance balances at June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022	December 31, 2021
Accounts receivable	$387,626	$357,233
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$387,626	$357,233

No allowance for doubtful accounts was made during the six months ended June 30, 2022 and the year ended December 31, 2021.

4.	ACCOUNTS RECEIVABLE

The Accounts receivable and allowance balances at December 31, 2020 and 2019 are as follows:

	2020	2019
Accounts receivable	$125,105	$-
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$125,105	$-

No allowance for doubtful accounts was made for the years ended December 31, 2020 and 2019.